CONVERTIBLE NOTES - GS Capital Convertible Note - Additional Information (Details) - USD ($)			3 Months Ended			12 Months Ended
	Dec. 09, 2020	Feb. 22, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 26, 2019
Short Term Debt [Line Items]
Payments of financing costs							$ 7,500
Stated interest rate						12.00%
Measurement period after conversion date						5 days
Debt conversion, converted instrument, shares issued (in shares)	872,093,023
Convertible Debt | GS Capital Partners, LLC
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 108,000						$ 70,500
Proceeds from issuance of debt		75,000
Convertible Debt | GS Capital Convertible Note
Short Term Debt [Line Items]
Payments of financing costs		6,000
Pre-penalty amount		$ 27,000
Stated interest rate		8.00%
Percent of average of two lowest volume weighted average prices		65.00%
Measurement period after conversion date		10 days
Ownership Of Outstanding Stock Percentage		4.99%
Note conversions			$ 11,350	$ 57,718	$ 15,000		84,068
Interest converted to principal			$ 719	$ 4,284	$ 763		$ 5,766
Debt conversion, converted instrument, shares issued (in shares)			120,697,800	335,425,736	17,321,692		473,445,228
Repayments of short-term debt							$ 0